Intangible assets and goodwill (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill		Useful life
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Finite	Finite
Computer software [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Finite	Finite
Bottom of range [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3
Bottom of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Bottom of range [member] | Brand names [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1
Bottom of range [member] | Other Intangible Assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Bottom of range [member] | Computer software [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	2
Bottom of range [member] | Copyrights, patents and other industrial property rights, service and operating rights One [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1
Top of range [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	6
Top of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Top of range [member] | Brand names [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Top of range [member] | Other Intangible Assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Top of range [member] | Computer software [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	6
Top of range [member] | Copyrights, patents and other industrial property rights, service and operating rights One [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	16